Schedule of Investments (unaudited)
August 31, 2022
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.5%
Curtiss-Wright Corp.	20,837	$ 3,066,998
General Dynamics Corp.	35,747	8,183,561
HEICO Corp.	8,441	1,285,564
HEICO Corp., Class A	20,853	2,556,161
Lockheed Martin Corp.	5,566	2,338,332
Northrop Grumman Corp.	4,205	2,009,948
		19,440,564
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	6,723	767,430
Expeditors International of Washington, Inc.	9,602	987,950
FedEx Corp.	3,496	736,992
United Parcel Service, Inc., Class B	7,266	1,413,310
		3,905,682
Auto Components — 0.2%
Goodyear Tire & Rubber Co.(a)	57,536	807,230
Lear Corp.	3,563	493,974
		1,301,204
Automobiles — 0.0%
Tesla, Inc.(a)	366	100,873
Banks — 6.6%
Citigroup, Inc.	55,667	2,717,106
Huntington Bancshares, Inc.	68,680	920,312
JPMorgan Chase & Co.	137,871	15,680,069
KeyCorp	27,414	484,954
Pinnacle Financial Partners, Inc.	16,661	1,344,709
PNC Financial Services Group, Inc.	10,224	1,615,392
Regions Financial Corp.	151,695	3,287,231
Truist Financial Corp.	59,466	2,785,387
U.S. Bancorp	54,091	2,467,091
Wells Fargo & Co.	129,130	5,644,272
		36,946,523
Beverages — 2.4%
Brown-Forman Corp., Class B	75,333	5,476,709
Coca-Cola Europacific Partners PLC	5,880	289,120
PepsiCo, Inc.	43,228	7,446,887
		13,212,716
Biotechnology — 1.2%
Amgen, Inc.	9,826	2,361,188
Biogen, Inc.(a)	10,140	1,981,153
Blueprint Medicines Corp.(a)	2,031	148,710
Exact Sciences Corp.(a)	18,303	650,671
Gilead Sciences, Inc.	22,617	1,435,501
		6,577,223
Building Products — 0.9%
A O Smith Corp.	1,569	88,570
Builders FirstSource, Inc.(a)	9,415	551,813
Fortune Brands Home & Security, Inc.	23,194	1,424,807
Johnson Controls International plc	4,662	252,401
Masco Corp.	12,461	633,891
Owens Corning	23,575	1,926,785
		4,878,267
Capital Markets — 2.1%
Bank of New York Mellon Corp.	121,287	5,037,049
Charles Schwab Corp.	15,268	1,083,265
CME Group, Inc.	10,385	2,031,410
Goldman Sachs Group, Inc.	1,669	555,226
Intercontinental Exchange, Inc.	16,614	1,675,522
Security	Shares	Value
Capital Markets (continued)
Northern Trust Corp.	402	$ 38,226
State Street Corp.	15,794	1,079,520
		11,500,218
Chemicals — 3.0%
Corteva, Inc.	32,756	2,012,201
DuPont de Nemours, Inc.	11,162	621,054
Eastman Chemical Co.	1,057	96,187
FMC Corp.	20,103	2,172,732
Huntsman Corp.	21,218	594,528
Linde PLC	28,542	8,073,390
LyondellBasell Industries NV, Class A	33,960	2,818,680
Mosaic Co.	4,732	254,913
		16,643,685
Commercial Services & Supplies — 0.1%
Tetra Tech, Inc.	3,055	414,900
Communications Equipment — 0.7%
Ciena Corp.(a)	9,605	487,357
Juniper Networks, Inc.	114,447	3,252,584
		3,739,941
Consumer Finance — 3.0%
Ally Financial, Inc.	8,537	283,428
American Express Co.	58,200	8,846,400
Capital One Financial Corp.	62,956	6,662,004
Discover Financial Services	3,342	335,838
Synchrony Financial	27,324	894,861
		17,022,531
Containers & Packaging — 0.1%
Westrock Co.	7,094	287,945
Diversified Consumer Services — 0.0%
Terminix Global Holdings, Inc.(a)	3,721	158,701
Diversified Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B(a)	53,298	14,966,078
Voya Financial, Inc.	89,597	5,512,904
		20,478,982
Diversified Telecommunication Services — 1.1%
AT&T Inc.	204,544	3,587,702
Liberty Global PLC, Class A(a)	9,024	182,285
Lumen Technologies, Inc.	19,274	191,969
Verizon Communications, Inc.	52,267	2,185,283
		6,147,239
Electric Utilities — 2.8%
Edison International	1,557	105,518
Entergy Corp.	41,692	4,807,088
Eversource Energy	931	83,501
IDACORP, Inc.	1,971	215,312
NextEra Energy, Inc.	63,105	5,367,711
NRG Energy, Inc.	67,395	2,782,066
Portland General Electric Co.	11,727	605,934
Xcel Energy, Inc.	25,645	1,904,141
		15,871,271
Electrical Equipment — 1.5%
AMETEK, Inc.	31,503	3,785,401
Eaton Corp. PLC	33,299	4,549,975
		8,335,376
Electronic Equipment, Instruments & Components — 0.4%
Arrow Electronics, Inc.(a)	662	69,384
Avnet, Inc.	24,465	1,073,769

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Flex Ltd.(a)	36,744	$ 654,411
TE Connectivity Ltd.	3,215	405,765
		2,203,329
Energy Equipment & Services — 0.7%
ChampionX Corp.	3,115	67,938
Halliburton Co.	60,353	1,818,436
Schlumberger NV	57,859	2,207,321
		4,093,695
Entertainment — 0.8%
Activision Blizzard, Inc.	10,191	799,891
Electronic Arts, Inc.	916	116,213
Live Nation Entertainment, Inc.(a)	2,697	243,701
Walt Disney Co.(a)	25,466	2,854,229
Warner Bros Discovery, Inc.(a)	19,032	251,984
		4,266,018
Equity Real Estate Investment Trusts (REITs) — 4.4%
American Homes 4 Rent, Class A	13,833	491,901
Brixmor Property Group, Inc.	36,941	793,493
Crown Castle, Inc.	13,489	2,304,326
Equinix, Inc.	1,039	683,007
Equity LifeStyle Properties, Inc.	13,124	919,992
Equity Residential	18,736	1,371,100
Essex Property Trust, Inc.	20,450	5,420,477
Lamar Advertising Co., Class A	2,890	271,342
Outfront Media, Inc.	3,722	65,879
Park Hotels & Resorts, Inc.	17,404	243,656
Prologis, Inc.	59,723	7,436,111
SBA Communications Corp.	1,910	621,228
Simon Property Group, Inc.	37,406	3,814,664
Sun Communities, Inc.	1,281	196,903
		24,634,079
Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	1,753	915,241
Kroger Co.	30,241	1,449,754
Walmart, Inc.	2,364	313,348
		2,678,343
Food Products — 1.6%
Archer-Daniels-Midland Co.	3,054	268,416
Bunge Ltd.	15,228	1,510,161
Conagra Brands, Inc.	52,742	1,813,270
Hershey Co.	3,579	804,094
Mondelez International, Inc., Class A	43,475	2,689,363
Tyson Foods, Inc., Class A	22,053	1,662,355
		8,747,659
Gas Utilities — 0.3%
Atmos Energy Corp.	16,735	1,897,414
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	20,941	2,149,594
Bausch + Lomb Corp.(a)(b)	61,776	919,227
Boston Scientific Corp.(a)	136,402	5,498,365
Medtronic PLC	44,458	3,908,747
		12,475,933
Health Care Providers & Services — 3.6%
AmerisourceBergen Corp.	18,374	2,692,893
Cigna Corp.	28,299	8,021,352
CVS Health Corp.	26,094	2,561,126
Elevance Health, Inc.	12,835	6,226,387
UnitedHealth Group, Inc.	1,051	545,816
		20,047,574
Security	Shares	Value
Health Care Technology — 0.4%
Teladoc Health, Inc.(a)(b)	68,245	$ 2,119,690
Veeva Systems, Inc., Class A(a)	279	55,610
		2,175,300
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.(a)	24,187	228,809
DraftKings, Inc., Class A(a)	3,971	63,774
McDonald’s Corp.	6,333	1,597,689
Royal Caribbean Cruises Ltd.(a)	59,695	2,438,541
Travel + Leisure Co.	100,542	4,262,981
Yum! Brands, Inc.	2,872	319,481
		8,911,275
Household Durables — 1.2%
Lennar Corp., Class A	61,965	4,799,189
NVR, Inc.(a)	34	140,762
Whirlpool Corp.	11,277	1,765,978
		6,705,929
Household Products — 2.3%
Colgate-Palmolive Co.	19,849	1,552,390
Procter & Gamble Co.	83,445	11,510,404
		13,062,794
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp., Class A	5,551	213,103
Vistra Corp.	34,829	862,018
		1,075,121
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	5,805	1,099,177
Insurance — 4.3%
Allstate Corp.	13,534	1,630,847
Hartford Financial Services Group, Inc.	13,867	891,787
Marsh & McLennan Cos., Inc.	37,197	6,002,480
MetLife, Inc.	121,840	7,837,967
Reinsurance Group of America, Inc.	6,451	808,697
Travelers Cos., Inc.	43,636	7,053,323
		24,225,101
Interactive Media & Services — 2.7%
Alphabet, Inc., Class A(a)	35,741	3,867,891
Alphabet, Inc., Class C(a)	21,698	2,368,337
Meta Platforms, Inc., Class A(a)	49,898	8,129,881
Snap, Inc., Class A(a)	78,285	851,741
		15,217,850
Internet & Direct Marketing Retail — 0.5%
eBay, Inc.	60,091	2,651,816
IT Services — 1.7%
Automatic Data Processing, Inc.	3,540	865,211
Cognizant Technology Solutions Corp., Class A	62,250	3,932,333
Fidelity National Information Services, Inc.	14,668	1,340,215
Gartner, Inc.(a)	332	94,726
Kyndryl Holdings, Inc.(a)	8,909	92,832
PayPal Holdings, Inc.(a)	5,906	551,857
StoneCo Ltd., Class A(a)	7,590	71,953
Visa, Inc., Class A	11,783	2,341,400
		9,290,527
Life Sciences Tools & Services — 2.7%
Agilent Technologies, Inc.	38,775	4,972,894
Danaher Corp.	12,336	3,329,610
Syneos Health, Inc.(a)	24,803	1,490,908
Thermo Fisher Scientific, Inc.	9,578	5,223,075
		15,016,487

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 2.6%
Caterpillar, Inc.	1,870	$ 345,408
Deere & Co.	401	146,465
Illinois Tool Works, Inc.	26,382	5,140,005
Otis Worldwide Corp.	25,934	1,872,953
PACCAR, Inc.	36,449	3,189,652
Snap-on, Inc.	8,538	1,860,089
Stanley Black & Decker, Inc.	14,839	1,307,316
Timken Co.	13,471	848,538
		14,710,426
Media — 2.5%
Comcast Corp., Class A	176,336	6,381,600
Fox Corp., Class A	198,354	6,779,740
Fox Corp., Class B	4,589	145,104
Interpublic Group of Cos., Inc.	2,245	62,052
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	2,232	92,717
News Corp., Class A	3,539	59,880
Nexstar Media Group, Inc., Class A	1,250	239,150
Paramount Global, Class B	6,100	142,679
		13,902,922
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	43,901	1,299,470
Newmont Corp.	3,962	163,868
Reliance Steel & Aluminum Co.	1,658	311,671
Steel Dynamics, Inc.	7,574	611,373
		2,386,382
Multiline Retail — 0.8%
Kohl’s Corp.	1,479	42,033
Target Corp.	27,370	4,388,506
		4,430,539
Multi-Utilities — 2.8%
Ameren Corp.	12,860	1,191,093
Black Hills Corp.	20,920	1,579,042
CMS Energy Corp.	89,322	6,032,808
DTE Energy Co.	52,579	6,853,147
Public Service Enterprise Group, Inc.	2,642	170,039
		15,826,129
Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp.	73,574	11,629,106
CNX Resources Corp.(a)(b)	45,574	805,293
EOG Resources, Inc.	53,988	6,548,744
Exxon Mobil Corp.	134,539	12,860,583
Marathon Oil Corp.	66,614	1,704,652
Phillips 66	19,258	1,722,821
Valero Energy Corp.	12,155	1,423,594
Williams Cos., Inc.	10,622	361,467
		37,056,260
Personal Products — 0.0%
Estee Lauder Cos., Inc., Class A	437	111,164
Pharmaceuticals — 7.0%
Bristol-Myers Squibb Co.	64,046	4,317,341
Eli Lilly & Co.	2,520	759,100
Johnson & Johnson	92,809	14,973,804
Merck & Co., Inc.	81,082	6,921,159
Perrigo Co. PLC	45,255	1,693,442
Pfizer, Inc.	176,567	7,986,125
Zoetis, Inc.	15,505	2,426,998
		39,077,969
Professional Services — 0.2%
ASGN, Inc.(a)	764	73,879
Security	Shares	Value
Professional Services (continued)
Jacobs Solutions, Inc.	1,326	$ 165,193
KBR, Inc.	1,507	72,788
ManpowerGroup, Inc.	2,092	153,386
Robert Half International, Inc.	6,225	479,138
		944,384
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(a)	22,032	1,739,647
Jones Lang LaSalle, Inc.(a)	673	116,429
Zillow Group, Inc., Class C(a)	7,168	239,841
		2,095,917
Road & Rail — 1.2%
CSX Corp.	36,444	1,153,452
Landstar System, Inc.	9,956	1,459,848
Lyft, Inc., Class A(a)	54,376	800,958
Norfolk Southern Corp.	5,721	1,390,947
Ryder System, Inc.	7,429	567,873
Schneider National, Inc., Class B	57,181	1,307,158
Uber Technologies, Inc.(a)	6,035	173,567
		6,853,803
Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	38,427	5,822,843
Applied Materials, Inc.	22,125	2,081,299
Cirrus Logic, Inc.(a)(b)	9,861	756,240
Intel Corp.	227,463	7,260,619
NXP Semiconductors NV	381	62,705
Semtech Corp.(a)	6,485	299,542
Silicon Laboratories, Inc.(a)	18,986	2,379,516
		18,662,764
Software — 2.2%
Adobe, Inc.(a)	2,665	995,218
ANSYS, Inc.(a)	1,023	254,011
Ceridian HCM Holding, Inc.(a)	40,674	2,425,797
Coupa Software, Inc.(a)	3,020	176,368
Microsoft Corp.	13,290	3,474,936
Palo Alto Networks, Inc.(a)	258	143,657
RingCentral, Inc., Class A(a)	48,692	2,095,704
Roper Technologies, Inc.	454	182,771
ServiceNow, Inc.(a)	4,382	1,904,505
Splunk, Inc.(a)	6,331	569,980
VMware, Inc., Class A	2,237	259,559
		12,482,506
Specialty Retail — 0.6%
AutoNation, Inc.(a)	2,848	354,861
Best Buy Co., Inc.	10,507	742,740
Home Depot, Inc.	1,340	386,483
Lowe’s Cos., Inc.	7,397	1,436,053
Penske Automotive Group, Inc.	3,131	369,176
		3,289,313
Technology Hardware, Storage & Peripherals — 1.3%
Hewlett Packard Enterprise Co.	305,218	4,150,965
HP, Inc.	85,588	2,457,231
NetApp, Inc.	9,075	654,580
		7,262,776
Textiles, Apparel & Luxury Goods — 0.0%
Under Armour, Inc., Class C(a)	6,023	45,715
Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc.	42,410	895,275

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Tobacco — 0.5%
Altria Group, Inc.	64,042	$ 2,889,575
Trading Companies & Distributors — 0.2%
United Rentals, Inc.(a)	3,042	888,386
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.(a)	45,895	1,312,138
Total Long-Term Investments — 98.9% (Cost: $527,760,166)		552,563,605
Short-Term Securities(c)(d)
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%	5,328,924	5,328,924
SL Liquidity Series, LLC, Money Market Series, 2.47%(e)	1,271,526	1,271,653
Total Short-Term Securities — 1.2% (Cost: $6,600,196)		6,600,577
Total Investments — 100.1% (Cost: $534,360,362)		559,164,182
Liabilities in Excess of Other Assets — (0.1)%		(358,969)
Net Assets — 100.0%		$ 558,805,213
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 6,051,649	$ —	$ (722,725)(a)	$ —	$ —	$ 5,328,924	5,328,924	$ 18,937	$ —
SL Liquidity Series, LLC, Money Market Series	1,202,047	68,476(a)	—	749	381	1,271,653	1,271,526	16,947(b)	—
				$ 749	$ 381	$ 6,600,577		$ 35,884	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Advantage Large Cap Value Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	34	09/16/22	$ 6,726	$ 151,472
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 552,563,605	$ —	$ —	$ 552,563,605
Short-Term Securities
Money Market Funds	5,328,924	—	—	5,328,924
	$ 557,892,529	$ —	$ —	557,892,529
Investments valued at NAV(a)				1,271,653
				$ 559,164,182
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 151,472	$ —	$ —	$ 151,472
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
S&P	Standard & Poor’s